PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of personnel expenses

For the years ended December 31
($ millions)	2019	2018
Salaries and wages	304	254
Share-based compensation expense (Note 23)	66	63
Short-term incentive plan	64	59
Pension plan expense	25	23
Health, savings plan and other benefits	30	21
	489	420